UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STARBOARD VALUE LP
Address: 830 Third Avenue, 3rd Floor
         New York, New York 10022

Form 13F File Number: 28-14564

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey C. Smith
Title:   Managing Member, CEO and CIO
Phone:   (212) 845-7977

Signature, Place, and Date of Signing:

         /s/ Jeffrey C. Smith, New York, NY, November 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         6

Form 13F Information Table Entry Total:                                   21

Form 13F Information Table Value Total:                             $693,966
                                                                   (thousands)

Information with respect to which the Institutional Investment Managers are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14565                   Starboard Value GP LLC

         2         28-14566                   Starboard Principal Co LP

         3         28-14567                   Starboard Principal Co GP LLC

         4         28-14568                   Jeffrey C. Smith

         5         28-14570                   Mark R. Mitchell

         6         28-14569                   Peter A. Feld


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
                                                              FORM 13F

   COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
--------------            --------        --------   --------  -------------------- ----------  --------  --------------------------
                            TYPE                                                                               VOTING AUTHORITY
                             OF                        VALUE   SHARES OR  SH/ CALL/ INVESTMENT   OTHER    --------------------------
NAME OF ISSUER             CLASS           CUSIP     (X$1000)   PRN AMT   PRN PUT   DISCRETION  MANAGERS  SOLE      SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CHECKPOINT SYS INC       COM              162825103    2,691     325,000  SH        DEFINED  1,2,3,4,5,6     325,000
CIRCOR INT INC           COM              17273K109    1,888      50,000  SH        DEFINED  1,2,3,4,5,6      50,000
COMPUWARE CORP           COM              205638109   15,605   1,577,900  SH        DEFINED  1,2,3,4,5,6   1,577,900
DSP GROUP INC            COM              23332B106   13,199   2,222,079  SH        DEFINED  1,2,3,4,5,6   2,222,079
EXAR CORP                COM              300645108    2,800     350,000  SH        DEFINED  1,2,3,4,5,6     350,000
EXTREME NETWORKS INC     COM              30226D106   30,430   9,083,719  SH        DEFINED  1,2,3,4,5,6   9,083,719
HARRY WINSTON DIAMOND
CORP                     COM              41587B100   15,392   1,300,000  SH        DEFINED  1,2,3,4,5,6   1,300,000
INTEGRATED DEVICE
TECHNOLOGY               COM              458118106   73,375  12,500,000  SH        DEFINED  1,2,3,4,5,6  12,500,000
ISHARES TR               RUSL 2000 VALU   464287630   77,556   1,048,899  SH        DEFINED  1,2,3,4,5,6   1,048,899
KINDRED HEALTHCARE INC   COM              494580103    2,174     191,000  SH        DEFINED  1,2,3,4,5,6     191,000
MIPS TECHNOLOGIES INC    COM              604567107   36,396   4,925,000  SH        DEFINED  1,2,3,4,5,6   4,925,000
OFFICE DEPOT INC         COM              676220106   97,295  38,005,881  SH        DEFINED  1,2,3,4,5,6  38,005,881
PROGRESS SOFTWARE CORP   COM              743312100   96,188   4,496,857  SH        DEFINED  1,2,3,4,5,6   4,496,857
QUANTUM CORP             COM DSSG         747906204   18,113  11,250,000  SH        DEFINED  1,2,3,4,5,6  11,250,000
REGIS CORP MINN          COM              758932107   51,280   2,790,000  SH        DEFINED  1,2,3,4,5,6   2,790,000
REGIS CORP MINN          NOTE 5.000% 7/1  758932AA5   11,697   8,929,000  PRN       DEFINED  1,2,3,4,5,6                   8,929,000
SEACHANGE INTL INC       COM              811699107   22,515   2,868,198  SH        DEFINED  1,2,3,4,5,6   2,868,198
UNWIRED PLANET INC NEW   COM              91531F103   16,345   8,513,000  SH        DEFINED  1,2,3,4,5,6   8,513,000
UTI WORLDWIDE INC        ORD              G87210103   21,215   1,575,000  SH        DEFINED  1,2,3,4,5,6   1,575,000
VIAD CORP                COM NEW          92552R406   26,697   1,279,800  SH        DEFINED  1,2,3,4,5,6   1,279,800
WAUSAU PAPER CORP        COM              943315101   61,116   6,600,000  SH        DEFINED  1,2,3,4,5,6   6,600,000